Financial instruments - Schedule of Financial Instruments, Effect of the Master Netting Agreement (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative Instrument Detail [Abstract]
Derivative assets, Gross amounts of recognized assets and liabilities	$ 37,677	$ 60,188
Derivative liabilities, Gross amounts of recognized assets and liabilities	395,443	425,375
Net asset (liability)	(357,766)	(365,187)
Derivative assets, Amounts subject to master netting agreement	26,625	49,534
Derivative liabilities, Amounts subject to master netting agreement	26,625	49,534
Derivative assets, Net amount	11,052	10,654
Derivative liabilities, Net amount	368,818	375,841
Net asset (liability)	$ (357,766)	$ (365,187)